Transfers of financial assets and variable interest entities	6 Months Ended
Jun. 30, 2016
Transfers of financial assets and variable interest entities
27 Transfers of financial assets and variable interest entities
> Refer to “Note 28 – Transfers of financial assets and variable interest entities in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial report 2Q16 and “Note 33 – Transfers of financial assets and variable interest entities in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2015 for further information.
Transfers of financial assets
Securitizations
The following table provides the gains or losses and proceeds from the transfer of assets relating to 6M16 and 6M15 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with cash flows between the Bank and the SPEs used in any securitizations in which the Bank still has continuing involvement, regardless of when the securitization occurred.
Securitizations
in	6M16		6M15
Gains and cash flows (CHF million)
CMBS
Net gain/(loss) [1]	2		(2)
Proceeds from transfer of assets	3,148		5,252
Cash received on interests that continue to be held	35		74
RMBS
Net gain/(loss) [1]	(1)		4
Proceeds from transfer of assets	4,898		8,416
Servicing fees	2		1
Cash received on interests that continue to be held	262		204
Other asset-backed financings
Net gain [1]	17		11
Proceeds from transfer of assets	1,305	[2]	636
Fees [3]	61		–
Cash received on interests that continue to be held	1		3
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2
Excludes a net impact of CHF 3,109 million from transfers of assets prior to January 1, 2016 related to certain variable interest entities deconsolidated as a result of the adoption of ASU 2015-02, Amendments to the Consolidation Analysis, on January 1, 2016.

3 Represents management fees and performance fees earned for investment management services provided to managed CLOs.
Continuing involvement in transferred financial assets
The following table provides the outstanding principal balance of assets to which the Bank continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 6M16 and 2015, regardless of when the transfer of assets occurred.
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	6M16		2015
CHF million
CMBS
Principal amount outstanding	35,114		40,625
Total assets of SPE	47,665		56,118
RMBS
Principal amount outstanding	43,897		54,164
Total assets of SPE	43,897		55,833
Other asset-backed financings
Principal amount outstanding	20,070	[1]	21,653
Total assets of SPE	34,466	[1]	22,787
Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.
1
Includes a net impact of CHF 3,208 million in principal amount outstanding and of CHF 16,625 million in total assets of the SPE from transfers of assets prior to January 1, 2016 related to certain variable interest entities deconsolidated as a result of the adoption of ASU 2015-02, Amendments to the Consolidation Analysis, on January 1, 2016.

Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Bank may utilize to hedge the inherent risks.
Key economic assumptions at the time of transfer
> Refer to “Note 28 – Financial instruments” for information on fair value hierarchy levels.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
at time of transfer, in	6M16							6M15
			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			42				1,300			997				1,018
of which level 2			42				1,228			975				826
of which level 3			0				71			22				192
Weighted-average life, in years			10.7				6.7			8.9				8.6
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	8.1	–	24.4			–	[2]	4.5	–	27.7
Cash flow discount rate (rate per annum), in % [3]	2.4	–	4.9		1.4	–	18.6	2.0	–	5.7		1.7	–	13.6
Expected credit losses (rate per annum), in %	0.0	–	0.0		0.0	–	0.0	0.7	–	3.4		0.5	–	12.5
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
Key economic assumptions as of the reporting date
The following tables provide the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of the end of 6M16 and 2015.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of	6M16											2015
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			568				2,067			276				1,007				2,274			56
of which non-investment grade			86				584			50				73				581			55
Weighted-average life, in years			6.2				6.9			5.6				6.7				9.7			2.5
Prepayment speed assumption (rate per annum), in % [3]			–		1.1	–	31.1			–				–		1.0	–	37.1			–
Impact on fair value from 10% adverse change			–				(28.7)			–				–				(30.5)			–
Impact on fair value from 20% adverse change			–				(55.7)			–				–				(57.6)			–
Cash flow discount rate (rate per annum), in % [4]	1.6	–	16.1		0.6	–	39.1	1.3	–	21.8		2.1	–	13.3		1.5	–	35.5	5.7	–	21.2
Impact on fair value from 10% adverse change			(7.7)				(39.0)			(5.2)				(18.1)				(63.1)			(0.7)
Impact on fair value from 20% adverse change			(14.9)				(75.9)			(10.3)				(35.6)				(122.5)			(1.5)
Expected credit losses (rate per annum), in %	1.1	–	15.3		0.2	–	37.7	0.2	–	20.0		0.9	–	12.7		1.3	–	34.3	0.2	–	14.2
Impact on fair value from 10% adverse change			(4.8)				(27.8)			(4.1)				(8.0)				(32.3)			(0.7)
Impact on fair value from 20% adverse change			(9.5)				(54.3)			(8.1)				(15.9)				(63.2)			(1.5)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
Transfers of financial assets where sale treatment was not achieved
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 6M16 and 2015.
> Refer to “Note 29 – Assets pledged and collateral” for information on assets pledged or assigned.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	6M16	2015
CHF million
RMBS
Other assets	0	266
Liability to SPE, included in Other liabilities	0	(266)
Other asset-backed financings
Trading assets	214	155
Other assets	139	122
Liability to SPE, included in Other liabilities	(353)	(277)
Transfers of financial assets accounted for as a sale
The following table presents information about the transfers of financial assets accounted for as sales with agreements that result in the Bank retaining substantially all of the exposure to the economic return on the transferred assets at the date of sale and remain outstanding as of the end of 6M16 and 2015, gross cash proceeds received for assets derecognized at the date of sale and the fair values of transferred assets and the aforementioned agreements as of the end of 6M16 and 2015.
Transfer of financial assets accounted for as sales – by transaction type
	at date of derecognition		end of
	Carrying amount derecognized	Gross cash proceeds received for assets derecognized	Fair value of transferred assets	Gross derivative assets recorded	[1]	Gross derivative liabilities recorded	[1]
6M16 (CHF million)
Sales with longevity swaps	308	378	404	583		–
Total transactions outstanding	308	378	404	583	[2]	0
2015 (CHF million)
Sales with total return swaps	395	397	398	7		7
Sales with longevity swaps	308	378	375	546		–
Total transactions outstanding	703	775	773	553	[3]	7	[3]
1 Balances presented on a gross basis, before application of counterparty and cash collateral netting.
2 As of the end of 6M16, gross derivative assets of CHF 583 million were included in other products, as disclosed in Note 26 – Derivatives and hedging activities.
3
As of the end of 2015, gross derivative assets of CHF 7 million and CHF 546 million were included in equity/index-related products and other products, respectively, and gross derivative liabilities of CHF 7 million were included in equity/index-related products, as disclosed in Note 26 – Derivatives and hedging activities.

Securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings
The following tables provide the gross obligation relating to securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral by the class of collateral pledged and by remaining contractual maturity as of the end of 6M16 and 2015.
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	6M16	2015
CHF billion
Government debt securities	20.1	21.1
Corporate debt securities	12.6	15.2
Asset-backed securities	11.3	21.6
Equity securities	0.1	0.1
Other	0.1	0.1
Securities sold under repurchase agreements	44.2	58.1
Government debt securities	3.3	3.1
Corporate debt securities	0.5	0.4
Equity securities	6.4	8.2
Other	0.4	0.3
Securities lending transactions	10.6	12.0
Government debt securities	0.6	0.5
Corporate debt securities	0.4	0.1
Equity securities	25.0	27.9
Obligation to return securities received as collateral, at fair value	26.0	28.5
Total	80.8	98.6
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31-90 days	More than 90 days	Total
6M16 (CHF billion)
Securities sold under repurchase agreements	5.2		22.1		8.0	8.9	44.2
Securities lending transactions	4.8		4.9		0.2	0.7	10.6
Obligation to return securities received as collateral, at fair value	23.7		2.3		0.0	0.0	26.0
Total	33.7		29.3		8.2	9.6	80.8
2015 (CHF billion)
Securities sold under repurchase agreements	7.7		29.9		8.1	12.4	58.1
Securities lending transactions	6.0		3.6		1.8	0.6	12.0
Obligation to return securities received as collateral, at fair value	26.2		2.3		0.0	0.0	28.5
Total	39.9		35.8		9.9	13.0	98.6
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.
> Refer to “Note 21 – Offsetting of financial assets and financial liabilities” for further information on the gross amount of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral and the net amounts disclosed in the consolidated balance sheets.
Variable interest entities
Commercial paper conduit
In 4Q15, the Bank decided to stop issuing CP from an existing asset-backed CP conduit, Alpine Securitization Corp. (old Alpine), and all outstanding CP was fully repaid as of the end of 4Q15. As of the end of 2Q16, old Alpine did not have any third-party assets.
In 2Q16, the Bank established Alpine Securitization Ltd (Alpine), a multi-seller asset-backed CP conduit used for client and Bank financing purposes. The Bank acts as the administrator and provider of liquidity and credit enhancement facilities for Alpine. Alpine discloses to CP investors certain portfolio and asset data and submits its portfolio to rating agencies for public ratings. This CP conduit purchases assets such as loans and receivables or enters into reverse repurchase agreements and finances such activities through the issuance of CP backed by these assets. The CP conduit can enter into liquidity facilities with third-party entities pursuant to which it may purchase assets from these entities to provide them with liquidity and credit support. The financing transactions are structured to provide credit support to the CP conduit in the form of over-collateralization and other asset-specific enhancements. Alpine is a separate legal entity that is wholly owned by the Bank. However, its assets are available to satisfy only the claims of its creditors. In addition, the Bank, as administrator and liquidity facility provider, has significant exposure to and power over the activities of Alpine. Alpine is considered a VIE for accounting purposes and the Bank is deemed the primary beneficiary and consolidates this entity.
As of the end of 2Q16, Alpine did not have any CP outstanding, was rated A-1(sf) by Standard & Poor’s and P-1(sf) by Moody’s and had exposures in servicer advance receivables and credit card receivables.
The Bank’s commitment to this CP conduit consists of obligations under liquidity agreements. The liquidity agreements are asset-specific arrangements, which require the Bank to purchase assets from the CP conduit in certain circumstances, including a lack of liquidity in the CP market such that the CP conduit cannot refinance its obligations or, in some cases, a default of an underlying asset. The asset-specific credit enhancements provided by the client seller of the assets remain unchanged as a result of such a purchase. In entering into such agreements, the Bank reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit.
The Bank’s economic risks associated with the CP conduit are included in the Bank’s risk management framework including counterparty, economic risk capital and scenario analysis.
Consolidated VIEs
The consolidated variable interest entities (VIEs) tables provide the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of the end of 6M16 and 2015.
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
6M16 (CHF million)
Cash and due from banks	54	99	88	151	85	12	489
Trading assets	0	0	88	928	1,080	1,379	3,475
Investment securities	0	0	544	0	0	0	544
Other investments	0	0	0	118	1,534	303	1,955
Net loans	0	0	0	0	29	331	360
Premises and equipment	0	0	0	0	256	0	256
Other assets	0	0	1,230	37	85	1,149	2,501
of which loans held-for-sale	0	0	240	0	10	1	251
Total assets of consolidated VIEs	54	99	1,950	1,234	3,069	3,174	9,580
Trading liabilities	0	0	0	119	18	0	137
Short-term borrowings	0	0	0	1	0	0	1
Long-term debt	68	0	1,490	81	138	3	1,780
Other liabilities	0	0	1	20	139	79	239
Total liabilities of consolidated VIEs	68	0	1,491	221	295	82	2,157
2015 (CHF million)
Cash and due from banks	1,351	0	21	9	93	219	1,693
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	53	0	0	0	0	53
Trading assets	283	49	0	941	1,001	98	2,372
Investment securities	0	0	1,009	0	0	0	1,009
Other investments	0	0	0	0	1,553	433	1,986
Net loans	0	0	0	0	27	1,285	1,312
Premises and equipment	0	0	0	0	299	0	299
Other assets	10,839	123	1,671	0	82	1,735	14,450
of which loans held-for-sale	10,790	0	469	0	16	0	11,275
Total assets of consolidated VIEs	12,473	225	2,701	950	3,055	3,770	23,174
Trading liabilities	8	0	0	0	18	1	27
Short-term borrowings	0	0	81	0	0	0	81
Long-term debt	12,428	0	2,128	125	136	9	14,826
Other liabilities	51	3	3	1	134	643	835
Total liabilities of consolidated VIEs	12,487	3	2,212	126	288	653	15,769
Non-consolidated VIEs
Non-consolidated VIE assets are related to the non-consolidated VIEs with which the Bank has variable interests. These amounts represent the assets of the entities themselves and are typically unrelated to the exposures the Bank has with the entity and thus are not amounts that are considered for risk management purposes.
Non-consolidated VIEs
		Financial intermediation
end of	CDO/ CLO	Securi- tizations	Funds	Loans	Other	Total
6M16 (CHF million)
Trading assets	175	4,077	982	235	63	5,532
Net loans	4	505	2,734	4,078	1,257	8,578
Other assets	3	15	1	178	311	508
Total variable interest assets	182	4,597	3,717	4,491	1,631	14,618
Maximum exposure to loss	183	9,364	3,717	9,191	2,807	25,262
Non-consolidated VIE assets	4,511	80,982	58,780	32,314	8,071	184,658
2015 (CHF million)
Trading assets	90	6,021	871	425	8	7,415
Net loans	36	1,508	2,634	5,053	1,723	10,954
Other assets	0	11	13	0	161	185
Total variable interest assets	126	7,540	3,518	5,478	1,892	18,554
Maximum exposure to loss	126	12,986	3,518	11,866	2,570	31,066
Non-consolidated VIE assets	6,590	113,530	54,112	41,824	11,463	227,519